Summary of significant accounting policies - Change in accounting policy (Details)	Jun. 30, 2024 USD ($)
As previously reported
Revenue
Assets related to custodian digital assets of customers	$ 20,892,932
Liabilities related to custodian digital assets of customers	20,892,932
Adjustment
Revenue
Assets related to custodian digital assets of customers	(20,892,932)
Liabilities related to custodian digital assets of customers	$ (20,892,932)